Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Provisioned expenses and deferred income (1)	R$ 3,768,139	R$ 4,127,300	R$ 2,649,744
Ongoing transactions (3)	1,206,095	794,786	796,671
Provision for stock-based compensation	368,434	340,789	319,660
Insurance contract liabilities(4)	1,734,544	1,950,220	2,011,596
Other (2)	11,937,017	5,679,249	4,723,707
Total	R$ 19,014,230	R$ 12,892,344	R$ 10,501,378